Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short-term and long-term incentive compensation. In 2025, at-risk compensation made up 93% of our Chief Executive Officer’s compensation and 88% of our CFO’s compensation. This high utilization of incentive compensation results in higher total realized pay when our Company delivers successful performance in a year, which is often, though not always, reflected in the performance of our stock price. Conversely, failure to deliver positive results leads to lower realized pay, including the possibility that some awards, particularly our stock option awards, do not deliver any value at the end of their performance period.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our NEOs and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation - Compensation Discussion and Analysis.”
Pay-Versus-Performance Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($)	Average Compensation Actually Paid to Non-PEO NEOs[4] ($)	Value of Initial Fixed $100[4] Investment based on:[5]		Net Loss ($ Thousands)[7]	Total Revenues, net ($ Thousands)[8]
					Total Shareholder Return (TSR)[5] ($)	Peer Group Total Shareholder Return (TSR)[6] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	14,944,585	75,350,467	3,258,515	22,556,083	108	125	(732,938)	502,076
2024	15,581,922	(2,656,829)	6,082,873	(261,159)	39	93	(543,347)	221,902
2023	12,158,626	70,060,160	6,651,996	29,070,865	57	94	(653,251)	9,303
2022	6,674,437	(11,343,340)	2,957,392	(783,731)	11	90	(484,625)	77,648
2021	25,626,959	(132,750,009)	8,677,297	(23,115,955)	23	100	(586,454)	69,716

1.
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Kumar (our principal executive officer “PEO”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year.

2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kumar, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Kumar during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kumar’s total compensation for 2025 to determine the “compensation actually paid” to him for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$14,944,585	$(12,481,267)	$72,887,149	$75,350,467

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the listed fiscal year. This number is being subtracted from the Summary Compensation Table Total.

(b)
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for the listed fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2025	$30,043,134	$29,174,189	$2,281,900	$11,387,926	—	—	$72,887,149

3.
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Dr. Kumar, who has served as our PEO since our Company’s founding in April 2015) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2023	2024	2025
Brian Stephenson, Ph.D., CFA	Brian Stephenson, Ph.D., CFA	Brian Stephenson, Ph.D., CFA
	Thomas Trimarchi, Ph.D.	Thomas Trimarchi, Ph.D.

4.
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2024 to determine the executive compensation actually paid to our Non-PEO NEOs, using the methodology described in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table for Non-PEO NEOs(a)	Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,258,515	$(2,301,244)	$21,598,812	$22,556,083

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the listed fiscal year.
(b)
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year for Non-PEO NEOs	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year for Non-PEO NEOs	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year for Non-PEO NEOs
Average
Dollar
Value of
Dividends
or other
Earnings
Paid on
Stock or
Option
Awards in
Covered
Fiscal Year
Prior to
Vesting Date
not Otherwise
Included
in Total
Compensation
for Covered
Fiscal Year
for Non-PEO
NEOs
							Total – Average Equity Adjustments for Non-PEO NEOs
2025	$4,954,602	$11,758,065	$516,693	$4,369,452	—	—	$21,598,812

5.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2020) by our share price at the beginning of the measurement period assuming an initial investment of $100 on December 31, 2020.

6.	Represents the cumulative peer group TSR of the Nasdaq Biotechnology Index over the applicable measurement period (assuming the reinvestment of dividends, if any).
7.
The dollar amounts reported represent the amount of GAAP net loss in our audited consolidated financial statements for each covered fiscal year included in our Annual Reports on Form 10-K filed with the SEC.

8.	The dollar amounts represent our revenue, as reflected in our audited consolidated financial statements for each covered fiscal year included in our Annual Reports on Form 10-K filed with the SEC.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
1.
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Kumar (our principal executive officer “PEO”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year.

3.
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Dr. Kumar, who has served as our PEO since our Company’s founding in April 2015) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2023	2024	2025
Brian Stephenson, Ph.D., CFA	Brian Stephenson, Ph.D., CFA	Brian Stephenson, Ph.D., CFA
	Thomas Trimarchi, Ph.D.	Thomas Trimarchi, Ph.D.

Peer Group Issuers, Footnote
6.	Represents the cumulative peer group TSR of the Nasdaq Biotechnology Index over the applicable measurement period (assuming the reinvestment of dividends, if any).

PEO Total Compensation Amount	$ 14,944,585	$ 15,581,922	$ 12,158,626	$ 6,674,437	$ 25,626,959
PEO Actually Paid Compensation Amount	$ 75,350,467	(2,656,829)	70,060,160	(11,343,340)	(132,750,009)
Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kumar, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Kumar during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kumar’s total compensation for 2025 to determine the “compensation actually paid” to him for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$14,944,585	$(12,481,267)	$72,887,149	$75,350,467

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the listed fiscal year. This number is being subtracted from the Summary Compensation Table Total.

(b)
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for the listed fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2025	$30,043,134	$29,174,189	$2,281,900	$11,387,926	—	—	$72,887,149

Non-PEO NEO Average Total Compensation Amount	$ 3,258,515	6,082,873	6,651,996	2,957,392	8,677,297
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,556,083	(261,159)	29,070,865	(783,731)	(23,115,955)
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2024 to determine the executive compensation actually paid to our Non-PEO NEOs, using the methodology described in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table for Non-PEO NEOs(a)	Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,258,515	$(2,301,244)	$21,598,812	$22,556,083

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the listed fiscal year.
(b)
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year for Non-PEO NEOs	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year for Non-PEO NEOs	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year for Non-PEO NEOs
Average
Dollar
Value of
Dividends
or other
Earnings
Paid on
Stock or
Option
Awards in
Covered
Fiscal Year
Prior to
Vesting Date
not Otherwise
Included
in Total
Compensation
for Covered
Fiscal Year
for Non-PEO
NEOs
							Total – Average Equity Adjustments for Non-PEO NEOs
2025	$4,954,602	$11,758,065	$516,693	$4,369,452	—	—	$21,598,812

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company TSR and Cumulative TSR Comparison
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our TSR over the period presented in the Pay-Versus-Performance Table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEO and our other NEOs is comprised of equity awards. As described in more detail in “Executive Compensation - Compensation Discussion and Analysis,” in 2025, we set 93% of our PEO and 88% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders. The chart also compares the Company’s TSR to that of the Nasdaq Biotechnology Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net loss during the five most recently completed fiscal years. While we consider numerous financial and non-financial performance measures for the purpose of evaluating the performance for our executive compensation program, we do not specifically align our performance measures with compensation that is actually paid to Dr. Kumar and other NEOs for a particular year. We do not use revenue as a financial performance measure in our overall executive compensation program, so there is, at best, only an indirect correlation between our revenue and our Board’s and Compensation Committee’s discretionary determination of NEO compensation based on the totality of Company and individual performance. As described above, our Board of Directors believes that it can responsibly discharge its duties by maintaining discretion to evaluate corporate performance at the close of the year based on the totality of the circumstances without reliance on rote calculations under set formulas. As described in more detail in “Executive Compensation - Compensation Discussion and Analysis,” in 2025, we set 93 of our PEO and 88% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company TSR and Cumulative TSR Comparison
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our TSR over the period presented in the Pay-Versus-Performance Table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEO and our other NEOs is comprised of equity awards. As described in more detail in “Executive Compensation - Compensation Discussion and Analysis,” in 2025, we set 93% of our PEO and 88% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders. The chart also compares the Company’s TSR to that of the Nasdaq Biotechnology Index over the same period.

Tabular List, Table
Table of Performance Measures
As discussed in greater detail in the “Executive Compensation - Compensation Discussion and Analysis,” the actual amount of bonus compensation that is earned by our NEOs is a discretionary determination made by the Board of Directors based on the recommendation of the Compensation Committee. Our short-and long-term incentive payouts consider the holistic caliber of our performance in areas such as research, clinical, and regulatory milestones versus defined financial performance measures. In aggregate, our performance in these areas drives our compensation structure, specifically the degree to which our NEOs are granted equity awards and earn cash bonuses. While we consider numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we do not specifically align our performance measures with compensation that is actually paid to Dr. Kumar and other NEOs for a particular year. As such, we are not required to disclose a tabular list of performance measures.

Total Shareholder Return Amount	$ 108	39	57	11	23
Peer Group Total Shareholder Return Amount	$ 125	$ 93	$ 94	$ 90	$ 100
Company Selected Measure Amount	502,076,000	221,902,000	9,303,000	77,648,000	69,716,000
PEO Name	Dr. Kumar	Dr. Kumar	Dr. Kumar	Dr. Kumar	Dr. Kumar
Additional 402(v) Disclosure
Pay-Versus-Performance: Conclusions
The Compensation Committee believes in “pay for performance” and has structured our compensation program to reward our executive officers when we are delivering strong results. As discussed in more detail in “2025 Business and Financial Highlights”, the approval of Attruby, the progress across our clinical programs, and the efforts to strengthen our financial position represented an achievement of all corporate goals in 2025. Consistent with our “pay for performance” philosophy, we continue to set executive compensation so that a significant portion is based on “at-risk” payments to maintain alignment between the interests of our executive officers and stockholders. Almost all compensation was “at risk” for our senior executives, including our NEOs.

Equity Awards Adjustments, Footnote
(b)
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for the listed fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2025	$30,043,134	$29,174,189	$2,281,900	$11,387,926	—	—	$72,887,149

(b)
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year for Non-PEO NEOs	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year for Non-PEO NEOs	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year for Non-PEO NEOs
Average
Dollar
Value of
Dividends
or other
Earnings
Paid on
Stock or
Option
Awards in
Covered
Fiscal Year
Prior to
Vesting Date
not Otherwise
Included
in Total
Compensation
for Covered
Fiscal Year
for Non-PEO
NEOs
							Total – Average Equity Adjustments for Non-PEO NEOs
2025	$4,954,602	$11,758,065	$516,693	$4,369,452	—	—	$21,598,812

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (732,938,000)	$ (543,347,000)	$ (653,251,000)	$ (484,625,000)	$ (586,454,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,481,267)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,887,149
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,043,134
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,174,189
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,281,900
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,387,926
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,301,244)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,598,812
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,954,602
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,758,065
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,693
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,369,452
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0